UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     The AllianceBernstein Portfolios
     1345 Avenue of the Americas
     New York, New York 10105



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     AllianceBernstein Tax-Managed Wealth Appreciation Strategy
     (Class A, Class B, Class C and Advisor Class shares)

     AllianceBernstein Tax-Managed Balanced Wealth Strategy
     (formerly: Alliance Growth Investors Fund
     (Class A, Class B, Class C and Advisor Class shares)

     AllianceBernstein Tax-Managed Wealth Preservation Strategy
     (formerly: Alliance Conservative Investor)
     (Class A, Class B, Class C and Advisor Class shares)

     AllianceBernstein Wealth Appreciation Strategy (Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I shares)

     AllianceBernstein Balanced Wealth Strategy (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

     AllianceBernstein Wealth Preservation Strategy (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)


3.   Investment Company Act File Number:

     811-05088

     Securities Act File Number:

     33-12988


4(a). Last day of fiscal year for which this Form is filed:

      August 31, 2007


4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c). |_| Check box if this is the last time the issuer will be filing this Form.


5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to section
          24(f):


          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                               $263,718,824

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                               $101,076,753

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor)                               $49,830,773

          AllianceBernstein Wealth Appreciation
          Strategy                                          $1,039,197,324

          AllianceBernstein Balanced Wealth Strategy        $1,379,666,216

          AllianceBernstein Wealth Preservation
          Strategy                                            $423,588,385      $3,257,078,275


     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                                $70,133,139

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                                $77,555,154

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor)                               $55,983,594

          AllianceBernstein Wealth Appreciation
          Strategy                                            $368,387,309

          AllianceBernstein Balanced Wealth Strategy          $431,652,442

          AllianceBernstein Wealth Preservation Strategy      $166,716,228      $1,170,427,866

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                                         $0

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                                         $0

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor)                                        $0

          AllianceBernstein Wealth Appreciation Strategy                $0

          AllianceBernstein Balanced Wealth Strategy                    $0

          AllianceBernstein Wealth Preservation Strategy                $0                  $0

     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii)]:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                                $70,133,139

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                                $77,555,154

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor)                               $55,983,594

          AllianceBernstein Wealth Appreciation
          Strategy                                            $368,387,309

          AllianceBernstein Balanced Wealth Strategy          $431,652,442

          AllianceBernstein Wealth Preservation Strategy      $166,716,228      $1,170,427,866

     (v)  Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from 5(i)]:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                               $193,585,685

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                                $23,521,599

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor Fund)                         ($6,152,821)

          AllianceBernstein Wealth Appreciation Strategy      $670,810,015

          AllianceBernstein Balanced Wealth Strategy          $948,013,774

          AllianceBernstein Wealth Preservation Strategy      $256,872,157      $2,086,650,409


     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                                         $0

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                                         $0

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor Fund)                                   $0

          AllianceBernstein Wealth Appreciation Strategy                $0

          AllianceBernstein Balanced Wealth Strategy                    $0

          AllianceBernstein Wealth Preservation Strategy                $0                  $0

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                              x $0.0000307        x $0.0000307

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                                  $5,943.08

          AllianceBernstein Tax-Managed Balanced Wealth
          Strategy (formerly: Alliance Growth Investors
          Fund)                                                    $722.11

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly: Alliance
          Conservative Investor Fund)                            ($188.89)

          AllianceBernstein Wealth Appreciation Strategy        $20,593.87

          AllianceBernstein Balanced Wealth Strategy            $29,104.02

          AllianceBernstein Wealth Preservation Strategy         $7,885.98          $64,060.17

6.   Prepaid shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $64,060.17


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 21, 2007

      Method of Delivery:

      |X|      Wire transfer
`     |_|      Mail or other means
      |_|
      |_|

                                   Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*
                                               /s/ Nancy E. Hay
                                               ----------------------------
                                                   Nancy E. Hay
                                                   Assistant Clerk

Date:  November 26, 2007

*Please print the name and title of the signing officer below the signature.



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